Expense Example - FidelityGlobalEquityIncomeFund-PRO - FidelityGlobalEquityIncomeFund-PRO - Fidelity Global Equity Income Fund - Fidelity Global Equity Income Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108